UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:      03/31/01


Check here if Amendment   [    ] ;  Amendment Number:
This Amendment   (Check only one.) :       [    ] is a restatement.
                                           [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Charles D. Hyman
Address:    4300 Marsh Landing Boulevard
		Suite 201
		Jacksonville Beach, FL  32250

Form 13F File Number  :    28-6349


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Robyn Cebulko
Title:	Operations Manager
Phone:	(904) 543-0360

Signature, Place, and Date of Signing:


  Robyn Cebulko            Jacksonville Beach, FL		05/15/01
     [Signature]               [City, State]             	 [Date]


Report Type  (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[    ] 13F NOTICE.   (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[    ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



Form 13F SUMMARY PAGE




Report Summary:


Number of Other Included Managers:		   	0

Form 13F Information Table Entry Total:		90

Form 13F Information Table Value Total:		$129,067     (thousands)


**Please note that we have no investment discretion or voting authority over the Z-Tel Technologies Inc. position that we hold.


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE





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                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------


100ths Cpn Treasury            COM                               0 100000.000SH      SOLE               100000.000
Aes Corporation                COM              00130H105     2604 52122.000SH       SOLE                52122.000
Agilent Technologies Inc.      COM              00846U101     1047 34073.000SH       SOLE                34073.000
Allstate Corp Com              COM              020002101     2520 60089.000SH       SOLE                60089.000
America Online Inc Del Com     COM              02364J104     1389 34606.000SH       SOLE                34606.000
American International Group,  COM              026874107     2619 32534.292SH       SOLE                32534.292
American Natl Ins Co Com       COM              028591105      482 7000.000 SH       SOLE                 7000.000
Amresco Incorporated           COM              031909104       32 23110.000SH       SOLE                23110.000
Banc One Corp.                 COM              06423A103     1013 28000.000SH       SOLE                28000.000
Bankamerica Corp.              COM              060505104     1599 29208.000SH       SOLE                29208.000
Bellsouth                      COM              079860102      352 8592.999 SH       SOLE                 8592.999
Biotech Holders Trust          COM              09067D201      302 2650.000 SH       SOLE                 2650.000
Boeing                         COM              097023105     2060 36975.000SH       SOLE                36975.000
Bristol Myers Squibb           COM              110122108     3545 59686.000SH       SOLE                59686.000
British Petroleum Corporation  COM              055622104      592 11929.000SH       SOLE                11929.000
Cascade Natural Gas            COM              147339105      267 13125.000SH       SOLE                13125.000
Charles Schwab & Company       COM              808513105     1001 64946.000SH       SOLE                64946.000
Cisco Sys Inc Com              COM              17275R102      622 39323.000SH       SOLE                39323.000
Citibank                       COM              172967101     1177 26174.596SH       SOLE                26174.596
Coca Cola                      COM              191216100      434 9615.212 SH       SOLE                 9615.212
Commercial Bancshares Florida  COM              201607108     3642 191688.000SH      SOLE               191688.000
Compass Bank                   COM              20449H109      824 38540.000SH       SOLE                38540.000
Constellation Energy           COM              210371100     1530 34704.000SH       SOLE                34704.000
Dell Corporation               COM              247025109      879 34200.000SH       SOLE                34200.000
Deluxe Corp Com                COM              248019101      256 10800.000SH       SOLE                10800.000
Eastman Chemical               COM              277432100      324 6575.000 SH       SOLE                 6575.000
Emc Corp.                      COM              268648102      402 13675.000SH       SOLE                13675.000
Emerson Electric               COM              291011104      939 15145.000SH       SOLE                15145.000
Exxon Corp                     COM              302290101     1257 15518.000SH       SOLE                15518.000
Florida Rock Industries        COM              341140101     3776 95694.000SH       SOLE                95694.000
General Electric               COM              369604103     4206 100476.000SH      SOLE               100476.000
H J Heinz                      COM              423074103     1955 48636.000SH       SOLE                48636.000
Hewlett Packard                COM              428236103     4036 129058.397SH      SOLE               129058.397
Hilton Hotel Corporation       COM              432848109      176 16831.000SH       SOLE                16831.000
Home Depot                     COM              437076102     2670 61938.955SH       SOLE                61938.955
Hospital Corp Of America       COM              422915108      385 9557.000 SH       SOLE                 9557.000
Imx Pharmaceuticals Com New    COM              449730209        0 10000.000SH       SOLE                10000.000
Intel Corp.                    COM              458140100     2966 112719.000SH      SOLE               112719.000
International Business Machine COM              459200101     1687 17544.201SH       SOLE                17544.201
J.P Morgan Chase & Co.         COM              46625H100      337 7497.000 SH       SOLE                 7497.000
Johnson & Johnson              COM              478160104     3681 42086.000SH       SOLE                42086.000
Laservision Tech.              COM              501803209       27 11500.000SH       SOLE                11500.000
Loch Harris Inc Com New        COM              539578203        4 25000.000SH       SOLE                25000.000
Lucent Technologies            COM              549463107      301 30186.000SH       SOLE                30186.000
MCI Worldcom Communications    COM              55268B106     1496 80044.000SH       SOLE                80044.000
Mcdonalds Corp.                COM              580135101      388 14632.470SH       SOLE                14632.470
Mellon Bank Corp               COM              585509102     3312 81738.000SH       SOLE                81738.000
Merck & Co. Inc.               COM              589331107     1947 25649.095SH       SOLE                25649.095
Microsoft Corporation          COM              594918104      331 6049.000 SH       SOLE                 6049.000
Motorola, Inc.                 COM              620076109      868 60890.000SH       SOLE                60890.000
Nordstrom, Inc.                COM              655664100      446 27390.000SH       SOLE                27390.000
Northern Trust Bank            COM              665859104      281 4500.000 SH       SOLE                 4500.000
Park Place Entertainment       COM              700690100      236 23031.000SH       SOLE                23031.000
Patriot Transportation Holding COM                             421 19600.000SH       SOLE                19600.000
Pepsico Inc.                   COM              713448108     2444 55610.779SH       SOLE                55610.779
Pfizer                         COM              717081103     2886 70475.000SH       SOLE                70475.000
Phillips Petroleum Co.         COM              718507106     2383 43290.000SH       SOLE                43290.000
Post Properties Inc.           COM              737464107      906 25900.000SH       SOLE                25900.000
Procter & Gamble               COM              742718109      269 4300.000 SH       SOLE                 4300.000
Protective Life Corp.          COM                             376 12254.000SH       SOLE                12254.000
Regency Centers Corporation    COM              758939102      444 17750.000SH       SOLE                17750.000
Royal Dutch Petroleum Co.      COM              780257804     2523 45500.000SH       SOLE                45500.000
SBC Communications             COM              78387G103     1156 25902.000SH       SOLE                25902.000
Safeco Corp.                   COM              786429100     1160 41150.000SH       SOLE                41150.000
Safeway Stores Inc.            COM              786514208     1659 30078.000SH       SOLE                30078.000
Sony Corporation               COM              835699307      734 10153.000SH       SOLE                10153.000
Sovereign Bancorp              COM              845905108      381 45010.000SH       SOLE                45010.000
Sprint Corp.                   COM              852061100      281 12758.000SH       SOLE                12758.000
St. Joe Corporation            COM              790148100      263 11525.000SH       SOLE                11525.000
Stein Mart, Inc.               COM              858375108      211 19260.000SH       SOLE                19260.000
Suntrust Banks Inc.            COM              867914103      872 13455.000SH       SOLE                13455.000
Synovus Financial Corp.        COM              87161C105      312 11555.000SH       SOLE                11555.000
Verizon Wireless               COM                            2649 53736.000SH       SOLE                53736.000
Vodafone Corp.                 COM              92857T107      659 24260.000SH       SOLE                24260.000
Wachovia Corp. New             COM              929771103     3449 57241.014SH       SOLE                57241.014
Wal-Mart Stores                COM              931142103      921 18232.000SH       SOLE                18232.000
Walt Disney                    COM              254687106      488 17058.000SH       SOLE                17058.000
Williams Companies             COM              969457100      240 5600.000 SH       SOLE                 5600.000
Winn Dixie                     COM              974280109      238 8400.000 SH       SOLE                 8400.000
Wyndham Intl Inc. Class A      COM                              21 10000.000SH       SOLE                10000.000
Z-Tel Technologies Inc.        COM                           26629 7345800.000SH     NONE              7345800.000
Dodge & Cox Balanced Fund                       256201104      413 6497.944 SH       SOLE                 6497.944
Gabelli Asset Fund                              362395105      349 10563.709SH       SOLE                10563.709
Janus Fund                                      471023101     1281 46927.014SH       SOLE                46927.014
Janus Twenty Fund Inc                           471023408      201 4856.565 SH       SOLE                 4856.565
Neuberger & Berman Guardian Fu                  641224209      645 45299.339SH       SOLE                45299.339
Rowe T Price Eqity Inc Sh Ben                   779547108      740 31560.317SH       SOLE                31560.317
T Rowe Price Intl                               77956H203      502 40903.649SH       SOLE                40903.649
Wellesley Income Fund                           921938106      312 15454.245SH       SOLE                15454.245
KN Energy Inc. 8.25 Exp. 11/30                  482620507      430     6200 SH       SOLE                     6200
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